UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

APF II RESI O4B-24A, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to _________

Date of Report (Date of filing)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)   ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002041716

HOMES 2024-NQM2 TRUST
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Thomas C. Griffin III, Authorized Signatory, (212) 710-2184

Name and telephone number, including area code, of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1

AMC Diligence, LLC (“AMC”) Executive Summary

Schedule 1 - AMC Rating Agency Grades Report

Schedule 2 - AMC Exception Grades Report

Schedule 3 - AMC Valuation Summary Report

Schedule 4 - AMC Data Compare Report

99.2

Canopy Financial Technology Partners, LLC (“Canopy”) Narrative

Schedule 1 - Canopy Rating Agency Grades Detail Report

Schedule 2 - Canopy Rating Agency Grades Summary Report

Schedule 3 - Canopy Valuation Report

Schedule 4 - Canopy Data Compare Report

99.3

Clayton Services LLC (“Clayton”) Narrative

Schedule 1 - Clayton Valuations Summary

Schedule 2 - Clayton Non-ATR QM Upload

Schedule 3 - Clayton Waived Conditions Report

Schedule 4 - Clayton Conditions Report

Schedule 5 - Clayton Loan Level Tape Compare

99.4

Consolidated Analytics, Inc. (“Consolidated”) Executive Summary

Schedule 1 - Consolidated Due Diligence Standard

Schedule 2 - Consolidated Valuations Summary Report

Schedule 3 - Consolidated Grading Summary Report

Schedule 4 - Consolidated Data Compare Report

99.5

Covius Real Estate Services, LLC (“Covius”) Executive Summary

Schedule 1 - Covius Exception Detail Report

Schedule 2 - Covius Rating Agency Grades Report

Schedule 3 - Covius Tape Compare Report

Schedule 4 - Covius Valuation Report

99.6

Evolve Mortgage Services, LLC (“Evolve”) Executive Summary

Schedule 1 - Evolve Rating Agency Grades Report

Schedule 2 - Evolve Exception Detail Report

Schedule 3 - Evolve Valuation Report

Schedule 4 - Evolve Data Compare Report

Schedule 5 - Evolve QM ATR Data Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

APF II RESI O4B-24A, LLC

By: Ares Alternative Credit Management LLC, its manager

Date: October 30, 2024	By:	/s/ Thomas C. Griffin III
	Name:	Thomas C. Griffin III
	Title:	Authorized Signatory

EXHIBIT INDEX

Exhibit Number

99.1	AMC Diligence, LLC (“AMC”) Executive Summary
Schedule 1 - AMC Rating Agency Grades Report
Schedule 2 - AMC Exception Grades Report
Schedule 3 - AMC Valuation Summary Report
Schedule 4 - AMC Data Compare Report

99.2	Canopy Financial Technology Partners, LLC (“Canopy”) Narrative
Schedule 1 - Canopy Rating Agency Grades Detail Report
Schedule 2 - Canopy Rating Agency Grades Summary Report
Schedule 3 - Canopy Valuation Report
Schedule 4 - Canopy Data Compare Report

99.3	Clayton Services LLC (“Clayton”) Narrative
Schedule 1 - Clayton Valuations Summary
Schedule 2 - Clayton Non-ATR QM Upload
Schedule 3 - Clayton Waived Conditions Report
Schedule 4 - Clayton Conditions Report
Schedule 5 - Clayton Loan Level Tape Compare

99.4	Consolidated Analytics, Inc. (“Consolidated”) Executive Summary
Schedule 1 - Consolidated Due Diligence Standard
Schedule 2 - Consolidated Valuations Summary Report
Schedule 3 - Consolidated Grading Summary Report
Schedule 4 - Consolidated Data Compare Report

99.5	Covius Real Estate Services, LLC (“Covius”) Executive Summary
Schedule 1 - Covius Exception Detail Report
Schedule 2 - Covius Rating Agency Grades Report
Schedule 3 - Covius Tape Compare Report
Schedule 4 - Covius Valuation Report

99.6	Evolve Mortgage Services, LLC (“Evolve”) Executive Summary
Schedule 1 - Evolve Rating Agency Grades Report
Schedule 2 - Evolve Exception Detail Report
Schedule 3 - Evolve Valuation Report
Schedule 4 - Evolve Data Compare Report
Schedule 5 - Evolve QM ATR Data Report